Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Cboe(R) Validus S&P 500(R) Dynamic PutWrite Index ETF
Shareholder Report [Line Items]
Fund Name	Cboe Validus S&P 500® Dynamic PutWrite Index ETF
Class Name	Cboe® Validus S&P 500® Dynamic PutWrite Index ETF
Trading Symbol	PUTD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF (the "Fund") for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.validusetfs.com. You can also request this information by contacting us at (866) 511-9979 or by writing to the Cboe® Validus S&P 500® Dynamic PutWrite Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 511-9979
Additional Information Website	www.validusetfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cboe Validus S&P 500® Dynamic PutWrite Index ETF	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Net Assets	$ 23,675,000
Holdings Count | Holdings	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$23,675
Number of Holdings	11
Portfolio Turnover	0%

Holdings [Text Block]	Sector Type - Investments & Other Financial Instruments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
United States Treasury Bill - 4.28%, 02/25/2025	37.6
United States Treasury Bill - 4.25%, 02/27/2025	34.8
First American Government Obligations Fund - Class X, 4.32%	0.2
S&P 500 Mini Index, Expiration: 02/21/2025; Exercise Price: $599	0
S&P 500 Mini Index, Expiration: 02/21/2025; Exercise Price: $593	0
S&P 500 Mini Index, Expiration: 02/21/2025; Exercise Price: $600	0
S&P 500 Index, Expiration: 02/21/2025; Exercise Price: $6,000	-0.2
S&P 500 Index, Expiration: 02/21/2025; Exercise Price: $5,990	-0.2
S&P 500 Index, Expiration: 02/21/2025; Exercise Price: $6,015	-0.2
S&P 500 Index, Expiration: 02/21/2025; Exercise Price: $5,930	-0.1